Long-Term Debt, Maturities of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Annual Principal Payments [Abstract]
2018	$ 19,578
2019	48,881
2020	77,046
2021	26,025
2022	24,920
Total	$ 196,450	$ 210,130